Disclosure of Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions														12 Months Ended
	Mar. 15, 2019 USD ($) $ / shares	Mar. 15, 2019 HKD ($) $ / shares	Feb. 22, 2019 HKD ($)	Jan. 18, 2019 USD ($) $ / shares	Jan. 18, 2019 $ / shares	May 25, 2018 USD ($) $ / shares	May 25, 2018 $ / shares	Jan. 19, 2018 USD ($) $ / shares	Jan. 19, 2018 $ / shares	May 26, 2017 USD ($) $ / shares	May 26, 2017 $ / shares	Jan. 20, 2017 USD ($) $ / shares	Jan. 20, 2017 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of dividends [Abstract]
Dividends proposed or declared before financial statements authorized for issue but not recognized as distribution to owners per share | (per share)	$ 0.127	$ 1		$ 0.127	$ 0.99
Dividends proposed or declared before financial statements authorized for issue but not recognized as distribution to owners	$ 1,033	$ 8,080	$ 8,000	$ 1,023										$ 2,056
Dividends paid, ordinary shares per share | (per share)						$ 0.127	$ 1	$ 0.127	$ 0.99	$ 0.129	$ 1	$ 0.128	$ 0.99
Dividends paid, ordinary shares						$ 1,030		$ 1,023		$ 1,039		$ 1,030			$ 2,053	$ 2,069